Leases - Schedule of undiscounted lease payments receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 642	¥ 871
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	135	150
1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	74	141
In the third year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	69	135
In the fourth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	57	134
In the fifth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	53	114
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 254	¥ 197